Business and Asset Acquisitions - Schedule of Unaudited Pro Forma Results (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Revenues	$ 119,427	$ 231,902	$ 466,466	$ 409,142	$ 467,676
Net (loss) income	$ 5,542	$ 10,711	$ (2,598)	$ 16,098	$ 26,535